Subsequent events (Details) - $ / shares		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 05, 2023	Feb. 13, 2023	Feb. 14, 2022	Feb. 10, 2021	Dec. 02, 2019
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)		$ 1.76	$ 1.76	$ 1.76
Number of shares authorized to be repurchased (up to) (in shares)					3,500,000	3,000,000	2,000,000	2,000,000	3,500,000
Subsequent Event
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44